Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The components of income tax expense for the three months ended June 30, 2024 and 2023, were as follows:

(Dollars in thousands)	Three Months Ended June 30,
	2024	2023
Current expense
Federal	$28	$—

Deferred expense
Federal	—	—
Income tax expense	$28	$—

The components of income tax expense (benefit) for the years ended March 31, 2024 and 2023, were as follows:

	Year Ended March 31,
(Dollars in thousands)	2024	2023
Deferred expense
Federal	$788	$(1,072)
Income tax expense (benefit)	$788	$(1,072)

Schedule of Effective Income Tax Rate Reconciliation

Income tax expense differs from the amounts computed by applying the Federal statutory rate to pre-tax income (loss). A reconciliation between the Federal statutory income tax rate of 21% to the effective income tax rate for the years ended March 31, 2024 and 2023 are shown below:

	Year Ended March 31,
(Dollars in thousands)	2024	2023
Expected statutory income tax benefit	$(558,052)	$(51,011)
Amounts not deductible for income tax - goodwill impairment	490,969	—
Amounts not deductible for income tax - other	4,919	505
Amounts attributable to non-taxable flow-through entities	2,855	41,240
Change in valuation allowance	60,097	8,194
Income tax expense (benefit)	$788	$(1,072)

Schedule of Deferred Tax Assets and Liabilities

The components of gross deferred tax assets and gross deferred tax liabilities as of March 31, 2024 and 2023, are as follows (included in other assets):

(Dollars in thousands)	March 31, 2024	March 31, 2023
Deferred income tax assets:
Passthrough differences - temporary	$28,130	$17,142
Loss on arbitration	11,544	—
Share-based compensation	4,567	—
Net operating loss	17,658	991
Non-current deferred income tax assets	61,899	18,133

Deferred income tax liabilities:
Other	—	—
Non-current deferred income tax liabilities	—	—
Less: valuation allowance	61,899	18,133
Total deferred income tax liability	$—	$—